Reversal of Impairment Loss On Investments Accounted For Using The Equity Method	9 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Reversal of impairment loss on investments accounted for using the equity method
(5) Reversal of impairment loss on investments accounted for using the equity method

For the nine months ended December 31, 2020, upon the successful completion of the tender offers targeting our former affiliates which were Keihin Corporation, Showa Corporation and Nissin Kogyo Co., Ltd. (collectively, the “Target Companies”), the Company recognized reversal of impairment losses of ¥56,849 million which had been previously recognized on the investments in certain Target Companies accounted for using the equity method, based on quoted market values which had increased since the announcement of the tender offers. The reversal of impairment losses is included in share of profit of investments accounted for using the equity method in the condensed consolidated interim statement of income. For the nine months ended December 31, 2021, the Company did not recognize any significant reversal of impairment losses.